N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 31, 2017 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (91.8%)

Consumer Discretionary (26.5%)
AMC Networks Inc 5.000% 04/01/24	$80,000	$80,000
*AMC Entertainment Inc 5.750% 06/15/25	100,000	102,500
AMC Entertainment Holdings - 144A 5.875% 11/15/26	15,000	15,169
Allegion US Holdings Co 5.750% 10/01/21	30,000	31,312
Altice SA - 144A 7.750% 05/15/22	200,000	212,250
American Axle & MFG Inc 6.625% 10/15/22	80,000	82,400
American Axle & MFG Inc - 144A 6.250% 04/01/25	20,000	20,025
American Axle & MFG Inc - 144A 6.500% 04/01/27	20,000	19,937
BC Mountain LLC - 144A 7.000% 02/01/21	30,000	27,150
Boyd Gaming Corp 6.875% 05/15/23	30,000	32,325
CBS Radio Inc 7.250% 11/01/24	15,000	15,750
CCO Holdings LLC/Cap Corp 5.250% 03/15/21	75,000	77,062
CCO Holdings LLC/Cap Corp - 144A 5.125% 05/01/23	45,000	46,350
CCO Holdings LLC/Cap Corp - 144A 5.375% 05/01/25	40,000	41,050
CCOH Safari LLC-144A 5.750% 02/15/26	85,000	89,250
CCO Holdings LLC/Cap Corp - 144A 5.875% 04/01/24	260,000	274,300
CCO Holdings LLC/Cap Corp - 144A 5.500% 05/01/26	80,000	82,800
(4)(5)Caesars Entertainment 8.500% 02/15/20	152,456	176,468
(4)(5)Caesars Operating Escrow 9.000% 02/15/20	265,560	308,714
(4)(5)Caesars Entertainment 9.000% 02/15/20	34,425	40,018
(1)Chinos Intermediate Holdings - 144A 8.500% 05/01/19	54,340	24,045
Cinemark USA Inc 4.875% 06/01/23	85,000	85,892
Claire's Stores Inc - 144A 9.000% 03/15/19	160,000	64,000
iHeartCommunications Inc 9.000% 03/01/21	135,000	102,600
Clear Channel Worldwide 7.625% 03/15/20	50,000	49,625
Clear Channel Worldwide 7.625% 03/15/20	165,000	166,237
Clear Channel Worldwide 6.500% 11/15/22	95,000	96,425
*Clear Channel Worldwide 6.500% 11/15/22	330,000	343,200
Cooper-Standard Automotive 5.625% 11/15/26	30,000	30,000
Dana Financing Luxembourg Sarl 6.500% 06/01/26	10,000	10,425
#Dana Financing Lux Sarl - 144A 5.750% 04/15/25	25,000	25,219
*Dana Holding Corp 6.000% 09/15/23	150,000	156,375
Dana Holding Corp 5.500% 12/15/24	15,000	15,187
Dish DBS Corp 6.750% 06/01/21	100,000	107,937
*Dish DBS Corp 5.875% 07/15/22	145,000	152,340
Dish DBS Corp 5.000% 03/15/23	175,000	175,875
Dish DBS Corp 5.875% 11/15/24	260,000	273,065
Dish DBS Corp 7.750% 07/01/26	15,000	17,437
Tegna Inc - 144A 4.875% 09/15/21	15,000	15,225
Tegna Inc - 144A 5.500% 09/15/24	50,000	51,187
Gates Global LLC - 144A 6.000% 07/15/22	80,000	81,400
General Motors Co 4.875% 10/02/23	135,000	144,033
Goodyear Tire & Rubber Corp 5.125% 11/15/23	35,000	36,487
Goodyear Tire & Rubber Corp 5.000% 05/31/26	15,000	15,375
HD Supply Inc CMT - 144A 5.250% 12/15/21	40,000	42,050
HD Supply Inc - 144A 5.750% 04/15/24	55,000	57,849
Hanesbrands Inc - 144A 4.625% 05/15/24	30,000	29,587
(4)(5)Harrahs Operating Co Inc 11.250% 06/01/17	157,429	178,682
Hilton Escrow LLC - 144A 4.250% 09/01/24	10,000	9,875
Hilton Grand Vacations LLC - 144A 6.125% 12/01/24	15,000	15,750
Hilton Worldwide Finance - 144A 4.625% 04/01/25	25,000	25,305
Hilton Worldwide Finance - 144A 4.875% 04/01/27	10,000	10,100
Hughes Satellite Systems - 144A 6.625% 08/01/26	10,000	10,225
iHeartCommunications Inc 10.625% 03/15/23	45,000	34,875
International Game Tech - 144A 6.500% 02/15/25	200,000	213,000
Interval Acquistion Corp 5.625% 04/15/23	70,000	71,050
Isle of Capri Casinos 5.875% 03/15/21	60,000	61,884
Jack Ohio Financial LLC - 144A 6.750% 11/15/21	70,000	72,450
L Brands Inc 6.750% 07/01/36	60,000	57,168
Lear Corp 5.250% 01/15/25	65,000	68,539
Live Nation Entertainment - 144A 4.875% 11/01/24	10,000	10,000
LTF Merger Sub Inc - 144A 8.500% 06/15/23	80,000	84,800
*MGM Resort Intl 7.750% 03/15/22	215,000	248,056
MGM Resort Intl 6.750% 10/01/20	30,000	33,000
*MGM Resorts Intl 5.250% 03/31/20	80,000	84,200
MGM Resorts Intl 6.000% 03/15/23	90,000	97,200
MGM Growth LP/MGP Escrow - 144A 4.500% 09/01/26	15,000	14,550
MGM Growth/MGM Finance 5.625% 05/01/24	20,000	21,100
Neiman Marcus - 144A 8.000% 10/15/21	40,000	24,085
(1)Neiman Marcus - 144A 8.750% 10/15/21	80,000	45,000
Midcontinent Comm & Fin - 144A 6.875% 08/15/23	70,000	74,462
Nexstar Broadcasting, Inc - 144A 6.125% 02/15/22	15,000	15,600
Nielsen Finance LLC - 144A 5.000% 04/15/22	135,000	138,037
Numericable -SFR - 144A 7.375% 05/01/26	200,000	206,000
Omega US Sub LLC - 144A 8.750% 07/15/23	80,000	84,866
BC/New Red Finance Inc - 144A 6.000% 04/01/22	115,000	119,312
JC Penney Corp 6.375% 10/15/36	55,000	41,937
Quebecor Media 5.750% 01/15/23	155,000	161,587
RHP Hotel PPTY 5.000% 04/15/21	130,000	131,950
RSI Home Products Inc - 144A 6.500% 03/15/23	100,000	103,000
Radio Systems Corp - 144A 8.375% 11/01/19	115,000	119,600
Regal Entertainment Grp 5.750% 06/15/23	10,000	10,375
Regal Entertainment Grp 5.750% 03/15/22	55,000	57,406
Sabre GLBL Inc - 144A 5.375% 04/15/23	65,000	66,462
Sabre GLBL Inc - 144A 5.250% 11/15/23	40,000	40,900
Sally Holdings 5.750% 06/01/22	30,000	30,862
Sally Holdings/Sallys Cap 5.625% 12/01/25	30,000	29,962
Scientific Games International - 144A 7.000% 01/01/22	75,000	80,062
Service Corp Intl 7.500% 04/01/27	135,000	156,937
Service Corp Intl 5.375% 05/15/24	15,000	15,605
Sirius XM Radio INC - 144A 5.750% 08/01/21	25,000	25,975
Sirius XM Radio INC - 144A 6.000% 07/15/24	50,000	53,562
Sirius XM Radio INC - 144A 5.375% 04/15/25	150,000	153,525
Sirius XM Radio INC - 144A 5.375% 07/15/26	40,000	40,900
Six Flags Inc - 144A 4.875% 07/31/24	20,000	19,800
Tempur Sealy Intl Inc 5.625% 10/15/23	65,000	65,325
Tempur Pedic Internation 5.500% 06/15/26	40,000	39,440
Tenneco Inc 5.000% 07/15/26	5,000	4,897
Time Inc - 144A 5.750% 04/15/22	60,000	62,400
(4)(5)UCI International LLC 8.625% 02/15/19	120,000	27,600
Videotron Ltd - 144A 5.375% 06/15/24	35,000	36,356
#Videotron Ltd - 144A 5.125% 04/15/27	30,000	30,000
Vista Outdoor Inc 5.875% 10/01/23	115,000	111,838
Wynn Las Vegas LLC/Corp - 144A 5.500% 03/01/25	120,000	121,950
ZF NA Capital - 144A 4.750% 04/29/25	180,000	186,300
Zayo Group LLC/Zayo Cap - 144A 6.375% 05/15/25	50,000	53,968
Zayo Group LLC/Zayo Cap - 144A 6.000% 04/01/23	85,000	89,781
		8,443,340
Consumer Staples (2.5%)
Advancepierre Food Holdings 5.500% 12/15/24	15,000	15,169
Albertsons Cos LLC/Safew - 144A 6.625% 06/15/24	55,000	56,237
Albertsons Cos LLC/Safew - 144A 5.750% 03/15/25	20,000	19,400
Bumble Bee Acquisition - 144A 9.000% 12/15/17	58,000	56,550
Central Garden & Pet Co. 6.125% 11/15/23	50,000	52,750
HRG Group Inc 7.750% 01/15/22	50,000	52,750
HRG Group Inc 7.875% 07/15/19	15,000	15,525
High Ridge Brands Co - 144A 8.875% 03/15/25	25,000	25,500
Post Holdings Inc - 144A 7.750% 03/15/24	65,000	71,676
Post Holdings Inc - 144A 8.000% 07/15/25	45,000	50,512
Post Holdings Inc - 144A 5.500% 03/01/25	35,000	35,175
Reynolds Group 5.750% 10/15/20	145,000	149,170
Reynolds GRP ISS/Reynold - 144A 7.000% 07/15/24	25,000	26,766
Rite Aid Corp - 144A 6.125% 04/01/23	90,000	89,212
Spectrum Brands Inc 6.625% 11/15/22	25,000	26,344
Spectrum Brands Inc 5.750% 07/15/25	30,000	31,725
Treehouse Foods Inc - 144A 6.000% 02/15/24	30,000	31,425
		805,886
Energy (8.5%)
Alta Mesa Holdings/Finance S 7.875% 12/15/24	25,000	26,062
Antero Resources Corp 5.375% 11/01/21	35,000	35,948
Antero Resources Corp 5.125% 12/01/22	25,000	25,328
Antero Resources Corp 5.625% 06/01/23	15,000	15,337
Antero Midstream Part/FI - 144A 5.375% 09/15/24	30,000	30,450
Blue Racer Mid LLC/Finan - 144A 6.125% 11/15/22	80,000	81,000
Boardwalk Pipelines LP 5.950% 06/01/26	40,000	44,295
Carrizo Oil & Gas Inc 6.250% 04/15/23	20,000	20,050
Chesapeake Energy Corp - 144A 8.000% 12/15/22	117,000	122,557
Chesapeake Energy Corp - 144A 8.000% 01/15/25	55,000	55,000
Chesapeake Energy Corp - 144A 5.500% 09/15/26	20,000	20,713
Communications Sales & Leasing - 144A 7.125% 12/15/24	25,000	25,375
CSI Compressco LP/Compre 7.250% 08/15/22	20,000	19,000
Concho Resources Inc 5.500% 10/01/22	5,000	5,169
Concho Resources Inc 5.500% 04/01/23	90,000	93,150
Continental Resources 4.500% 04/15/23	115,000	111,909
Crestwood Midstream Partners 6.250% 04/01/23	35,000	36,312
Denbury Resources Inc - 144A 5.500% 05/01/22	45,000	35,100
Denbury Resources Inc 4.625% 07/15/23	50,000	36,500
EP Ener/Everest Acq Fin - 144A 8.000% 11/29/24	40,000	42,000
EP Ener/Everest Acq Fin - 144A 8.000% 02/15/25	40,000	37,200
Enlink Midstream Partner 4.400% 04/01/24	50,000	50,597
Gulfport Energy Corp - 144A 6.000% 10/15/24	15,000	14,550
Halcon Resources Corp - 144A 6.750% 02/15/25	80,000	78,560
Laredo Petroleum Inc 5.625% 01/15/22	35,000	34,913
Meg Energy Corp - 144A 6.375% 01/30/23	75,000	67,031
Meg Energy Corp - 144A 7.000% 03/31/24	110,000	98,450
Meg Energy Corp - 144A 6.500% 01/15/25	45,000	45,000
MPLX LP 5.500% 02/15/23	75,000	77,325
MPLX LP 4.875% 12/01/24	30,000	31,558
MPLX LP 4.875% 06/01/25	25,000	26,187
Nabors Industries Inc 5.500% 01/15/23	15,000	15,309
Newfield Exploration Co 5.750% 01/30/22	70,000	74,288
Oasis Petroleum Inc 6.500% 11/01/21	30,000	30,075
Oasis Petroleum Inc 6.875% 01/15/23	70,000	71,225
Oasis Petroleum Inc - 144A 6.875% 03/15/22	70,000	71,750
Parsley Energy LLC/Finan - 144A 5.250% 08/15/25	20,000	20,200
RSP Permian Inc 6.625% 10/01/22	25,000	26,312
RSP Permian Inc - 144A 5.250% 01/15/25	15,000	15,112
Range Resources Corp 4.875% 05/15/25	25,000	23,937
Range Resources Corp - 144A 5.000% 08/15/22	10,000	9,900
Range Resources Corp - 144A 5.000% 03/15/23	15,000	14,775
Regency Energy Partners 5.500% 04/15/23	50,000	51,938
SM Energy Co 6.500% 01/01/23	15,000	15,225
SM Energy Co 6.125% 11/15/22	20,000	20,150
SM Energy Co 5.625% 06/01/25	30,000	28,710
Sanchez Energy Corp 7.750% 06/15/21	20,000	19,750
Sanchez Energy Corp 6.125% 01/15/23	25,000	23,188
Southwestern Energy Co 4.100% 03/15/22	40,000	37,400
Southwestern Energy Co 6.700% 01/23/25	50,000	49,250
Summit Mid HLDS LLC/ F1 5.750% 04/15/25	30,000	29,850
Targa Resources Partners 4.250% 11/15/23	10,000	9,775
Targa Resources Partners - 144A 6.750% 03/15/24	65,000	70,525
Targa Resources Partners - 144A 5.125% 02/01/25	15,000	15,450
Tesoro Corp 5.875% 10/01/20	77,000	79,118
Tesoro Corp 6.125% 10/15/21	35,000	36,619
Tesoro Logistics LP/CORP 6.250% 10/15/22	25,000	26,406
Tesoro Logistics LP/CORP 6.375% 05/01/24	25,000	27,063
Tesoro Logistics LP/CORP 5.250% 01/15/25	25,000	26,125
Weatherford International Ltd 9.875% 02/15/24	10,000	11,575
Whiting Petroleum Corp 5.750% 03/15/21	65,000	64,350
Whiting Petroleum Corp 6.250% 04/01/23	95,000	94,525
Wildhorse Resource Development - 144A 6.875% 02/01/25	30,000	28,650
WPX Energy Inc 6.000% 01/15/22	25,000	25,438
WPX Energy Inc 8.250% 08/01/23	90,000	100,125
		2,706,714
Financials (7.5%)
Adient Global Holdings - 144A 4.875% 08/15/26	40,000	39,250
Ally Financial Inc 5.125% 09/30/24	25,000	25,719
Ally Financial Inc 4.625% 03/30/25	130,000	129,350
Ally Financial Inc 4.625% 05/19/22	45,000	45,900
Ally Financial Inc 5.750% 11/20/25	40,000	40,950
Ally Financial Inc 4.250% 04/15/21	145,000	147,900
Argos Merger Sub Inc - 144A 7.125% 03/15/23	175,000	166,250
*(2)(3)Bank of America Corp 8.000% 12/29/49	190,000	195,700
Cit Group Inc - 144A 5.500% 02/15/19	115,000	120,894
Cit Group Inc 3.875% 02/19/19	60,000	61,425
(2)Citigroup Inc 5.800% 11/15/49	25,000	25,750
(2)Citigroup Inc 5.875% 12/29/49	20,000	20,688
(2)Citigroup Inc 5.950% 11/15/49	10,000	10,413
Communications Sales & Leasing - 144A 6.000% 04/15/23	30,000	31,125
Communications Sales & Leasing - 144A 8.250% 10/15/23	115,000	121,325
CoreCivic Inc 4.625% 05/01/23	113,000	112,859
CoreCivic Inc 5.000% 10/15/22 5.000% 10/15/22	25,000	25,812
Diamond 1 Fin/Diamond 2 - 144A 5.450% 06/15/23	60,000	64,741
Diamond 1 Fin/Diamond 2 - 144A 6.020% 06/15/26	75,000	81,764
Diamond 1 Fin/Diamond 2 - 144A 5.875% 06/15/21	20,000	21,027
ESH Hospitality Inc 5.250% 05/01/25	25,000	25,203
Equinix Inc 5.875% 01/15/26	35,000	37,231
GEO Group Inc 5.125% 04/01/23	20,000	19,850
GEO Group Inc 5.875% 01/15/22	75,000	77,438
GEO Group Inc 5.875% 10/15/24	40,000	40,900
GEO Group Inc 6.000% 04/15/26	25,000	25,318
Infinity Acq LLC/FI Corp - 144A 7.250% 08/01/22	60,000	54,900
Intl Lease Fin Corp 6.250% 05/15/19	55,000	59,262
*Intl Lease Fin Corp 5.875% 04/01/19	210,000	223,813
Intl Lease Fin Corp 4.625% 04/15/21	10,000	10,545
Inventive Grp Hldgs Inc - 144A 7.500% 10/01/24	50,000	51,438
James Hardie Intl Fin - 144A 5.875% 02/15/23	20,000	20,650
Nielsen Co Lux Sarl - 144A 5.500% 10/01/21	20,000	20,775
Realogy Group/CO Issuer - 144A 5.250% 12/01/21	15,000	15,600
UPCB Fin III LTD - 144A 5.375% 01/15/25	200,000	201,250
WMG Acquisition Corp - 144A 5.625% 04/15/22	13,000	13,455
WMG Acquisition Corp - 144A 4.875% 11/01/24	10,000	10,050
		2,396,520
Health Care (10.3%)
Alere Inc 6.500% 06/15/20	25,000	25,187
Alere Inc - 144A 6.375% 07/01/23	30,000	30,487
Care Capital Properties 5.125% 08/15/26	40,000	39,568
DJO Finco Inc/DJO Finance - 144A 8.125% 06/15/21	155,000	135,238
Davita Inc 5.000% 05/01/25	70,000	70,175
HCA Inc 5.250% 04/15/25	50,000	53,125
*HCA Inc 5.375% 02/01/25	320,000	333,600
HCA Inc 5.875% 02/15/26	140,000	147,700
HCA Inc 5.250% 06/15/26	50,000	52,625
*HCA Inc 7.500% 02/15/22	350,000	400,313
Healthsouth Corp 5.750% 11/01/24	65,000	65,488
Healthsouth Corp 5.750% 09/15/25	30,000	29,963
Hill Rom Holding Inc - 144A 5.750% 09/01/23	60,000	62,175
Hill Rom Holding Inc - 144A 5.000% 02/15/25	10,000	9,988
Hologic Inc - 144A 5.250% 07/15/22	80,000	83,900
Kindred Healthcare Inc 8.750% 01/15/23	105,000	105,263
Kinetics Concept/KCI USA - 144A 7.875% 02/15/21	75,000	79,500
Mallinckrodt Fin/SB - 144A 5.750% 08/01/22	25,000	24,638
Mallinckrodt Fin/SB - 144A 5.500% 04/15/25	45,000	41,400
Mallinckrodt Fin/SB - 144A 5.625% 10/15/23	30,000	28,575
Tenet Healthcare Corp 6.000% 10/01/20	30,000	31,725
Tenet Healthcare Corp 8.000% 08/01/20	130,000	132,113
Tenet Healthcare Corp 4.500% 04/01/21	55,000	55,000
Tenet Healthcare Corp 8.125% 04/01/22	275,000	287,031
Tenet Healthcare Corp 6.750% 06/15/23	85,000	83,513
Tenet Healthcare Corp - 144A 7.500% 01/01/22	15,000	16,200
(2)21st Century Oncology - 144A 11.000% 05/01/23	66,144	42,994
VRX Escrow Corp - 144A 5.875% 05/15/23	210,000	163,013
VRX Escrow Corp - 144A 6.125% 04/15/25	140,000	107,800
Valeant Pharmaceuticals - 144A 6.500% 03/15/22	20,000	20,575
Valeant Pharmaceuticals - 144A 7.000% 03/15/24	55,000	56,444
Valeant Pharmaceuticals - 144A 7.000% 10/01/20	25,000	22,750
Valeant Pharmaceuticals - 144A 6.750% 08/15/21	90,000	77,625
Valeant Pharmaceuticals - 144A 7.250% 07/15/22	150,000	127,875
Valeant Pharmaceuticals - 144A 7.500% 07/15/21	295,000	258,494
		3,302,060
Industrials (9.9%)
ACCO Brands Corp - 144A 5.250% 12/15/24	30,000	30,150
ADT Corp 3.500% 07/15/22	90,000	86,175
ADT Corp 4.125% 06/15/23	5,000	4,775
AECOM - 144A 5.750% 10/15/22	20,000	20,975
AECOM - 144A 5.875% 10/15/24	30,000	31,875
Air Medical Merger Sub - 144A 6.375% 05/15/23	75,000	72,563
Aircastle Ltd 5.000% 04/01/23	75,000	78,938
Arconic Inc 5.900% 02/01/27	15,000	16,058
Allegion Plc 5.875% 09/15/23	15,000	16,013
American Greetings Corp - 144A 7.875% 02/15/25	10,000	10,500
Ashtead Capital Inc - 144A 6.500% 07/15/22	40,000	41,600
Avis Budget Car Rental 5.500% 04/01/23	125,000	120,781
Avis Budget Car/ Finance - 144A 6.375% 04/01/24	55,000	55,069
Belden Inc - 144A 5.500% 09/01/22	105,000	107,100
Bombardier Inc - 144A 7.500% 03/15/25	90,000	92,250
CNH Industrial Capital 4.375% 11/06/20	35,000	36,181
CNH Industrial Capital 4.875% 04/01/21	70,000	73,500
Clean Harbors Inc 5.250% 08/01/20	80,000	81,422
Clean Harbors Inc 5.125% 06/01/21	25,000	25,525
Energizer Holdings Inc - 144A 5.500% 06/15/25	75,000	76,500
FGI Operating Co LLC 7.875% 05/01/20	85,000	59,075
General Cable Corp 5.750% 10/01/22	95,000	92,737
Great Lakes Dredge & Dock 7.375% 02/01/19	90,000	89,213
H&E Equipment Services 7.000% 09/01/22	90,000	94,388
Hillman Group Inc - 144A 6.375% 07/15/22	85,000	81,082
Hertz Corp 7.375% 01/15/21	85,000	84,469
Hertz Corp 6.250% 10/15/22	130,000	123,500
Hertz Corp - 144A 5.500% 10/15/24	70,000	60,813
Herc Rentals Inc - 144A 7.500% 06/01/22	41,000	43,563
Herc Rental Inc - 144A 7.750% 06/01/24	67,000	71,523
Iron Mountain Inc 6.000% 08/15/23	75,000	78,938
Jack Cooper Holdings Corp 9.250% 06/01/20	120,000	42,900
Klx Inc - 144A 5.875% 12/01/22	85,000	87,656
Kratos Defense & Sec 7.000% 05/15/19	65,000	65,000
Welbilt Inc 9.500% 02/15/24	25,000	28,813
NXP BV/NXP Funding LLC - 144A 4.625% 06/01/23	200,000	211,750
Oshkosh Corp 5.375% 03/01/22	45,000	46,744
Oshkosh Corp 5.375% 03/01/25	20,000	20,650
Renaissance Acquisition - 144A 6.875% 08/15/21	35,000	36,138
SPX Flow Inc - 144A 5.625% 08/15/24	20,000	20,175
SPX Flow Inc - 144A 5.875% 08/15/26	35,000	35,306
Sensata Technologies - 144A 4.875% 10/15/23	65,000	65,122
Terex Corp 6.500% 04/01/20	65,000	66,056
Terex Corp - 144A 5.625% 02/01/25	30,000	30,450
Transdigm Inc 6.500% 05/15/25	65,000	65,569
Triumph Group Inc 4.875% 04/01/21	80,000	77,200
*United Rentals North America Inc 6.125% 06/15/23	70,000	73,150
UR Financing Escrow Corp 7.625% 04/15/22	31,000	32,279
United Rentals North America Inc 5.875% 09/15/26	35,000	36,488
United Rentals North America Inc 5.500% 05/15/27	40,000	40,400
XPO Logistics Inc - 144A 6.500% 06/15/22	90,000	94,500
XPO Logistics Inc - 144A 6.125% 09/01/23	20,000	20,800
		3,154,397
Information Technology (9.9%)
ACI Worldwide Inc - 144A 6.375% 08/15/20	55,000	56,444
Amkor Technologies Inc 6.625% 06/01/21	70,000	71,400
*Amkor Technologies Inc 6.375% 10/01/22	115,000	118,738
Anixter Inc 5.500% 03/01/23	80,000	83,000
Cogent Comm Finance Inc 5.625% 04/15/21	90,000	91,800
Cogent Communications GR - 144A 5.375% 03/01/22	65,000	66,706
Commscope Inc - 144A 5.500% 06/15/24	25,000	25,852
Commscope Tech Finance - 144A 6.000% 06/15/25	120,000	125,700
Entegris Inc - 144A 6.000% 04/01/22	100,000	104,375
Equinix Inc 5.375% 01/01/22	20,000	21,050
Equinix Inc 5.750% 01/01/25	10,000	10,575
First Data Corp - 144A 5.375% 08/15/23	143,000	148,899
First Data Corp - 144A 7.000% 12/01/23	32,000	34,320
First Data Corporation-144A 5.750% 01/15/24	390,000	402,285
Gartner Inc 5.125% 04/01/25	30,000	30,562
Inception MRGR/Rackspace 8.625% 11/15/24	75,000	79,027
Infor US Inc 6.500% 05/15/22	195,000	200,382
(1)Infor Software Parent 7.125% 05/01/21	105,000	107,362
Italics Merger Sub - 144A 7.125% 07/15/23	95,000	92,387
MagnaChip Semiconductor 6.625% 07/15/21	95,000	87,162
Micron Technology Inc - 144A 5.250% 01/15/24	115,000	118,127
Micron Technology Inc - 144A 7.500% 09/15/23	35,000	39,069
Microsemi Corp - 144A 9.125% 04/15/23	75,000	86,156
Plantronics Inc - 144A 5.500% 05/31/23	40,000	40,350
Project Homestake Merger - 144A 8.875% 03/01/23	100,000	102,250
Sabine Pass Liquefaction 6.250% 03/15/22	100,000	110,978
*Sabine Pass Liquefaction 5.750% 05/15/24	100,000	108,980
Sabine Pass Liquefaction - 144A 5.875% 06/30/26	15,000	16,539
Sinclair Television Group 6.125% 10/01/22	105,000	109,856
Sinclair Television Group - 144A 5.625% 08/01/24	20,000	20,250
Sinclair Television Group - 144A 5.125% 02/15/27	20,000	19,300
Western Digital Corp - 144A 7.375% 04/01/23	65,000	71,256
Western Digital Corp 10.500% 04/01/24	180,000	212,175
*Zebra Technologies Corp - 144A 7.250% 10/15/22	140,000	151,375
		3,164,687
Materials (4.7%)
Ardagh Packaging Fin - 144A 7.250% 05/15/24	200,000	214,000
Ashland Inc 4.750% 08/15/22	170,000	175,950
Berry Plastics Escrow 6.000% 10/15/22	20,000	21,150
Boise Cascade - 144A 5.625% 09/01/24	15,000	15,225
#Bway Holding Co - 144A 5.500% 04/15/24	25,000	25,203
Chemours Co 6.625% 05/15/23	60,000	63,600
Cheniere Corp Christi Holdings LLC - 144A 5.875% 03/31/25	40,000	41,700
FMG Resources Aug 2006- 144A 9.750% 03/01/22	35,000	40,119
Freeport-McMoran Inc 3.875% 03/15/23	35,000	32,187
Freeport-McMoran Inc 4.550% 11/14/24	20,000	18,625
GCP Applied Technologies - 144A 9.500% 02/01/23	50,000	56,750
WR Grace & Co-Conn - 144A 5.625% 10/01/24	10,000	10,538
Hexion US Finance Corp 6.625% 04/15/20	175,000	161,000
Huntsman International LLC - 144A 5.125% 11/15/22	120,000	125,400
Ineos Group Holdings SA - 144A 5.625% 08/01/24	200,000	200,500
(6)LSB Industries 7.750% 08/01/19	93,000	90,210
(4)(5)Noranda Aluminium Acquisition 11.000% 06/01/19	40,000	0
Novelis Inc - 144A 6.250% 08/15/24	25,000	26,063
Novelis Inc - 144A 5.875% 09/30/26	30,000	30,638
Rain CII Carbon LLC - 144A 7.250% 04/01/25	65,000	64,350
^(4)Reichhold Industries Inc - 144A 9.000% 05/08/17	103,629	0
Scotts Miracle Gro Co 6.000% 10/15/23	55,000	58,438
Scotts Miracle Gro Co - 144A 5.250% 12/15/26	20,000	20,250
		1,491,896
Telecommunication Services (10.9%)
Centurylink Inc 5.800% 03/15/22	45,000	46,406
Centurylink Inc 6.750% 12/01/23	100,000	104,250
Centurylink Inc 5.625% 04/01/25	25,000	23,781
Everest Acq LLC 9.375% 05/01/20	60,000	56,562
Frontier Communications 6.875% 01/15/25	65,000	53,788
Frontier Communications 11.000% 09/15/25	150,000	145,875
GCI Inc 6.750% 06/01/21	70,000	71,750
*Intelsat Jackson Holdings 7.250% 10/15/20	375,000	341,719
Intelsat Jackson Holdings 7.250% 04/01/19	45,000	42,919
Intelsat Jackson Holdings 7.500% 04/01/21	35,000	31,456
Intelsat Jackson Holdings 5.500% 08/01/23	115,000	94,875
Itelstat Connect Finance 12.500% 04/01/22	17,000	15,173
Level 3 Financing Inc 5.375% 05/01/25	55,000	55,963
Level 3 Financing Inc 5.375% 01/15/24	35,000	35,831
Level 3 Communications 5.750% 12/01/22	55,000	56,925
Neptune Finco Corp - 144A 10.875% 10/15/25	200,000	240,500
Qwest Capital Funding 7.750% 02/15/31	60,000	56,250
SBA Communications - 144A 4.875% 09/01/24	50,000	49,365
*Sprint Capital Corp 8.750% 03/15/32	365,000	438,912
Sprint Corp 7.250% 09/15/21	55,000	59,372
*Sprint Corp 7.875% 09/15/23	565,000	625,737
Sprint Corp 7.625% 02/15/25	50,000	54,625
T-Mobile USA Inc 6.633% 04/28/21	90,000	93,015
T-Mobile USA Inc 6.731% 04/28/22	190,000	196,574
T-Mobile USA Inc 6.500% 01/15/24	15,000	16,200
T-Mobile USA Inc 6.500% 01/15/26	60,000	65,700
US Cellular Corp 6.700% 12/15/33	75,000	75,413
*Windstream Corp 7.750% 10/01/21	130,000	128,050
Windstream Corp 7.500% 04/01/23	10,000	9,400
Windstream Services LLC 7.500% 06/01/22	150,000	146,250
Windstream Services LLC 6.375% 08/01/23	45,000	39,938
		3,472,574
Utilities (1.1%)
AES Corp 4.875% 05/15/23	15,000	14,925
AES Corp/VA 5.500% 03/15/24	10,000	10,150
AES Corp 6.000% 05/15/26	10,000	10,350
Amerigas Partners/Finance Corp 5.500% 05/20/25	40,000	39,700
Dynegy Inc 7.375% 11/01/22	80,000	79,200
Dynegy Inc 7.625% 11/01/24	75,000	71,625
Dynegy Inc - 144A 8.000% 01/15/25	25,000	23,938
NRG Energy Inc 7.875% 05/15/21	4,000	4,110
NRG Energy Inc 6.250% 07/15/22	40,000	40,900
NRG Energy Inc - 144A 6.625% 01/15/27	50,000	49,875
		344,773

TOTAL CORPORATE BONDS (COST: $29,042,168)		$29,282,847

TERM LOANS (0.6%)

Material (0.6%)
^(1)Reichhold Holdings International (Senior Secured Note) 15.000% 3/31/18	50,810	$50,810
^(1)Reichhold Holdings International (Senior Secured Note) 12.000% 3/31/18	94,337	94,337
^Reichhold LLC 12.000% 3/31/18	35,000	35,000
		180,147

TOTAL LOANS (COST: $180,032)		$180,147

COMMON STOCKS (0.1%)

Energy (0.1%)	Shares
Halcon Resources Corp (COST: $145,204)	6,520	$50,204

PRIVATE EQUITY (0.4%)

Materials (0.4%)	Shares
^(4)Reichhold Cayman (COST: $120,561)	162	$115,992

WARRANTS (0.0%)

Industrials (0.0%)	Shares
Jack Cooper Enterprises Inc	175	$0

TOTAL INVESTMENTS IN SECURITIES (COST: $29,487,965) (92.9%)		$29,629,190
OTHER ASSETS LESS LIABILITIES (7.1%)		2,273,906

NET ASSETS (100.0%)		$31,903,096

(1) Interest or dividend is paid-in-kind, when applicable.
(2) Variable rate security. The rates for these securities are as of March 31, 2017.
(3) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(4) Non-income producing security.
(5) Issue is in default.
(6) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $11,916,279, representing 37.4% of net assets as of March 31, 2017.

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^Illiquid security. See note 2. Total market value of illiquid securities amount to $296,139 representing 0.9% of net assets as of March 31, 2017.
# When-issued purchase as of March 31, 2017.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments March 31, 2017 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (96.9%)

Energy (87.5%)
Archrock Inc	380,000	4,712,000
Baker Hughes Inc	280,000	16,749,600
*Callon Petroleum Co	1,090,000	14,344,400
*Cheniere Energy Inc	100,000	4,727,000
Cimarex Energy Co.	75,000	8,961,750
*Concho Resources Inc	90,000	11,550,600
*Continental Resources Inc	280,000	12,717,600
Devon Energy Corp	370,000	15,436,400
*Diamondback Energy	125,000	12,964,375
Enbridge Inc	450,000	18,828,000
*Exterran Corp	55,000	1,729,750
Exxon Mobil Corp	120,000	9,841,200
*Fairmount Santrol Holdings	1,660,000	12,167,800
*Forum Energy Technologies Inc	910,000	18,837,000
Halliburton Company	560,000	27,557,600
*Helix Energy Solutions Group	450,000	3,496,500
Helmerich & Payne Inc	50,000	3,328,500
*Independence Contract Drilling Inc	510,000	2,810,100
*Keane Group Inc	360,000	5,148,000
Kinder Morgan Inc	860,000	18,696,400
Marathon Oil Corp	240,000	3,792,000
Oceaneering Intl, Inc.	80,000	2,166,400
*Oil States Intl Inc	600,000	19,890,000
ONEOK Inc	280,000	15,523,200
*Parsley Energy Inc	720,000	23,407,200
Patterson-Uti Energy Inc	440,000	10,678,800
Phillips 66	125,000	9,902,500
Pioneer Natural Resources	105,000	19,554,150
QEP Resources Inc	430,000	5,465,300
RPC Inc	1,220,000	22,338,200
*RSP Permian Inc	280,000	11,600,400
Schlumberger Ltd	50,000	3,905,000
Semgroup Corp	460,000	16,560,000
*Smart Sand Inc	430,000	6,987,500
Superior Energy Services	1,060,000	15,115,600
Tesoro Corp	185,000	14,996,100
*Tetra Technologies Inc	530,000	2,157,100
TransCanada Corp	280,000	12,922,000
US Silica Holdings Inc	615,000	29,513,850
Valero Energy Corp	155,000	10,274,950
*Whiting Petroleum Corp	260,000	2,459,600
Williams Companies Inc	670,000	19,825,300
*Weatherford International PL	200,000	1,330,000
Nabors Industries	330,000	4,313,100
		509,282,825
Industrials (2.5%)
Canadian Pacific Railway LTD	100,000	14,692,000

Materials (2.4%)
Westlake Chemical Corp	70,000	4,623,500
Lyondellbasell Indu Class A	100,000	9,119,000
		13,742,500
Utilities (4.5%)
CenterPoint Energy Inc	430,000	11,855,100
MDU Resources Group Inc	210,000	5,747,700
OGE Energy Corp	250,000	8,745,000
		26,347,800

TOTAL COMMON STOCKS (COST: $510,983,437)		$564,065,125

OTHER ASSETS LESS LIABILITIES (3.1%)		17,932,437

NET ASSETS (100.0%)		$581,997,562

*Non-income producing

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments March 31, 2017 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (96.3%)

Consumer Discretionary (10.9%)
Walt Disney Company	8,000	$907,120
Lowe's Companies Inc	10,200	838,542
Newell Brands Inc.	16,000	754,720
Starbucks Corp	20,000	1,167,800
		3,668,182
Consumer Staples (10.1%)
Campbell Soup Company	17,000	973,080
Kimberly-Clark Corp	6,500	855,595
PepsiCo Inc	8,500	950,810
Procter & Gamble Co/The	7,000	628,950
		3,408,435
Energy (5.6%)
Chevron Corp	6,000	644,220
Occidental Petroleum Corp	12,000	760,320
Schlumberger Ltd	6,000	468,600
		1,873,140
Financials (15.6%)
Bank of America	23,000	542,570
BlackRock Inc	3,800	1,457,338
JP Morgan Chase & Co	17,000	1,493,280
PNC Financial Services Group Inc	5,500	661,320
US Bancorp	21,000	1,081,500
		5,236,008
Health Care (14.9%)
Becton Dickinson & Co	3,500	642,040
*Celgene Corp	6,500	808,795
Johnson & Johnson	5,000	622,750
Pfizer Inc	33,000	1,128,930
Thermo Fisher Scientific Inc	8,500	1,305,600
United Health Group Inc	3,000	492,030
		5,000,145
Industrials (10.9%)
Caterpillar Inc	7,000	649,320
Covanta Holding Corp	47,000	737,900
Deere & Co	4,500	489,870
3M Co	3,700	707,921
Waste Management	8,000	583,360
Ingersoll - Rand	6,000	487,920
		3,656,291
Information Technology (16.1%)
*Alphabet Inc - Class A	1,300	1,102,140
Apple Inc	3,000	430,980
*Facebook Inc	1,000	142,050
HP Inc	28,000	500,640
Intel Corp	24,000	865,680
International Business Machines	4,000	696,560
*Qualcomm Inc	12,000	688,080
Visa Inc	11,000	977,570
		5,403,700
Materials (4.4%)
Dow Chemical Co/The	13,000	826,020
Lyondellbasell Indu Class A	7,000	638,330
		1,464,350
Telecommunication Services (4.1%)
AT&T Inc	20,000	831,000
Verizon Communications Inc	11,000	536,250
		1,367,250
Utilities (3.7%)
Allete Inc	9,500	643,245
Nextera Energy Inc	4,800	616,176
		1,259,421

TOTAL COMMON STOCKS (COST: $26,628,426)		$32,336,922

OTHER ASSETS LESS LIABILITIES (3.7%)		1,232,928

NET ASSETS (100.0%)		$33,569,850

*Non-income producing

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments March 31, 2017 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (98.0%)

Consumer Discretionary (6.5%)
Genuine Parts	25,000	$2,310,250
McDonalds Corp	32,000	4,147,520
Target Corp	30,000	1,655,700
VF Corp	33,000	1,814,010
		9,927,480
Consumer Staples (18.7%)
Altria Group Inc	87,000	6,213,540
Coca-Cola Co/The	123,000	5,220,120
Kimberly-Clark Corp	40,000	5,265,200
PepsiCo Inc	33,000	3,691,380
Philip Morris International	32,000	3,612,800
Procter & Gamble Co/The	50,000	4,492,500
		28,495,540
Energy (14.0%)
BP PLC - ADR	78,000	2,692,560
Chevron Corp	45,000	4,831,650
Enbridge Inc	47,000	1,966,480
Exxon Mobil Corp	47,000	3,854,470
Helmerich & Payne Inc	8,000	532,560
Occidental Petroleum Corp	44,000	2,787,840
ONEOK Inc	36,000	1,995,840
TransCanada Corp	58,000	2,676,700
		21,338,100
Financials (17.4%)
BlackRock Inc	3,000	1,150,530
CME Group Inc	28,000	3,326,400
Cincinnati Financial Corp	27,000	1,951,290
Mercury General Corp	59,000	3,598,410
Old Republic Intl Corp	126,000	2,580,480
People's United Financial Inc	152,000	2,766,400
T Rowe Price Group Inc	28,000	1,908,200
Prudential Financial	27,000	2,880,360
United Bankshares Inc	78,000	3,295,500
Wells Fargo & Company	54,000	3,005,640
		26,463,210
Health Care (7.7%)
Amgen Inc	14,000	2,296,980
Johnson & Johnson	28,000	3,487,400
Merck & Co Inc	46,000	2,922,840
Pfizer Inc	87,000	2,976,270
		11,683,490
Industrials (7.2%)
Caterpillar Inc	22,800	2,114,928
Emerson Electric Co	51,000	3,052,860
Lockheed Martin Corp	15,300	4,094,280
3M Co	8,800	1,683,704
		10,945,772
Information Technology (7.5%)
Cisco Systems Inc	36,000	1,216,800
International Business Machines	16,000	2,786,240
Maxim Integrated Products	27,000	1,213,920
Microsoft Corp	18,000	1,185,480
Qualcomm Inc	51,000	2,924,340
Seagate Technology Plc	44,000	2,020,920
		11,347,700
Materials (4.7%)
Compass Minerals International Inc	20,000	1,357,000
Dow Chemical Co/The	45,000	2,859,300
Lyondellbasell Indu Class A	32,000	2,918,080
		7,134,380
Telecommunication Services (8.4%)
AT&T Inc	163,000	6,772,650
Verizon Communications Inc	110,000	5,362,500
Vodafone Group PLC-SP - ADR	24,000	634,320
		12,769,470
Utilities (5.9%)
CenterPoint Energy Inc	81,000	2,233,170
Consolidated Edison Inc	23,000	1,786,180
Dominion Resources	24,000	1,861,680
Duke Energy Corp	6,000	492,060
Southern Company	51,000	2,538,780
		8,911,870

TOTAL COMMON STOCKS (COST: $136,556,501)		$149,017,012

OTHER ASSETS LESS LIABILITIES (2.0%)		3,135,251

NET ASSETS (100.0%)		$152,152,263

ADR - American Depository Receipt

INTEGRITY ENERGIZED DIVIDEND FUND
Schedule of Investments March 31, 2017 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (99.1%)

Energy (79.0%)
Alon USA Energy Inc	5,100	$62,169
BP PLC - ADR	5,400	186,408
Chevron Corp	1,000	107,370
Enbridge Inc	1,299	54,350
Exxon Mobil Corp	650	53,307
Helmerich & Payne Inc	1,100	73,227
HollyFrontier Corp	1,600	45,344
Occidental Petroleum Corp	1,300	82,368
ONEOK Inc	1,600	88,704
Pembina Pipeline Corp	2,500	79,275
Royal Dutch Shell PLC - ADR	3,200	168,736
Semgroup Corp	3,600	129,600
Statoil ASA - Spon ADR	3,700	63,566
Total SA - ADR	1,800	90,756
TransCanada Corp	1,400	64,610
Valero Energy Corp	1,300	86,177
Williams Companies Inc	1,600	47,344
		1,483,311
Industrials (4.1%)
Covanta Holding Corp	4,900	76,930

Materials (5.9%)
Dow Chemical Co/The	600	38,124
Lyondellbasell Indu Class A	800	72,952
		111,076
Utilities (10.1%)
CenterPoint Energy Inc	2,700	74,439
Entergy Corp	1,000	75,960
Southern Company	800	39,824
		190,223

TOTAL COMMON STOCKS (COST: $1,752,589)		$1,861,540

OTHER ASSETS LESS LIABILITIES (0.9%)		16,506

NET ASSETS (100.0%)		$1,878,046

ADR - American Depository Receipt

NOTE: INVESTMENT IN SECURITIES (unaudited)
March 31, 2017, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund	Integrity Energized Dividend Fund
Investments at cost	$29,487,965	$510,983,437	$26,628,426	$136,556,501	$1,752,589
Unrealized appreciation	$1,166,888	$84,206,937	$5,861,543	$14,958,209	$140,665
Unrealized depreciation	($1,025,663)	($31,125,249)	($153,047)	($2,497,698)	($31,714)
Net unrealized appreciation (depreciation)*	$141,225	$53,081,688	$5,708,496	$12,460,511	$108,951

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$50,204	$0	$0	$50,204
Private Equities	0	0	115,992	115,992
Corporate Bonds	0	29,282,847	0	29,282,847
Term Loans	0	0	180,147	180,147
Total	$50,204	$29,282,847	$296,139	$29,629,190

Williston Basin/Mid-North America Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$564,065,125	$0	$0	$564,065,125
Total	$564,065,125	$0	$0	$564,065,125

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$32,336,922	$0	$0	$32,336,922
Total	$32,336,922	$0	$0	$32,336,922

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$149,017,012	$0	$0	$149,017,012
Total	$149,017,012	$0	$0	$149,017,012

Integrity Energized Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,861,540	$0	$0	$1,861,540
Total	$1,861,540	$0	$0	$1,861,540

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the nine months ended March 31, 2017. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the nine months ended March 31, 2017.

The changes of the fair value of investments during the nine months ended March 31, 2017, for which the High Income Fund used Level 3 inputs to determine the fair value are as follow:

					Change in unrealized
	Balance as			Accrued	appreciation/	Balance as
Asset Class	of 12/31/16	Purchases	Maturities	Discount	(depreciation)	of 3/28/17
Term Loans	$180,147	$0	$0	$279	($279)	$180,147
Private Equity	$106,758	$0	$0	$0	$9,234	$115,992

	Valuation	Unobservable		Impact to Valuation
Asset Class	Technique	Inputs	Multiple	From Input Increases
Term Loans	Market Approach	EBITDA Multiple	6.56x	N/A*
Private Equity	Market Approach	EBITDA Multiple	6.56x	Increase

* A decrease in the input would result in a decrease in the fair value.

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 30, 2017

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 30, 2017